Equity (Tables)	12 Months Ended
Mar. 31, 2017
Change in Number of Shares Issued and Treasury Stock

The changes in the number of issued shares and treasury stock were as follows. NTT DOCOMO, INC. has not issued shares other than shares of its common stock.

	Number of issued shares	Number of treasury stock
As of March 31, 2014	4,365,000,000	218,239,900

Acquisition of treasury stock based on the resolution of the Board of Directors	—	265,276,121
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	124
Retirement of treasury stock	(279,228,000)	(279,228,000)
As of March 31, 2015	4,085,772,000	204,288,145

Acquisition of treasury stock based on the resolution of the Board of Directors	—	120,867,062
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	43
Retirement of treasury stock	(127,229,000)	(127,229,000)
As of March 31, 2016	3,958,543,000	197,926,250

Acquisition of treasury stock based on the resolution of the Board of Directors	—	56,031,000
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	217
Retirement of treasury stock	(58,980,000)	(58,980,000)

As of March 31, 2017	3,899,563,000	194,977,467

Aggregate Number and Price of Shares Repurchased

The aggregate number and price of shares repurchased for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

Years ended March 31	Shares	Millions of yen
2015	265,276,245	¥473,036
2016	120,867,105	¥307,486
2017	56,031,217	¥149,607

Treasury Stock Retired

Date of the resolution of the Board of Directors	Shares	Millions of yen
March 27, 2015	279,228,000	¥490,986
March 25, 2016	127,229,000	¥260,872
March 24, 2017	58,980,000	¥128,997

Changes in Accumulated Other Comprehensive Income (Loss), Net of Applicable Taxes

Changes in accumulated other comprehensive income (loss), net of applicable taxes, for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	Millions of yen
	2015
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Total
Balance as of March 31, 2014	¥45,038	¥(97)	¥(12,437)	¥(22,914)	¥9,590

Other comprehensive income (loss) before reclassifications	22,468	(20)	29,678	(9,159)	42,967
Amounts reclassified from accumulated other comprehensive income (loss)	120	16	—	282	418

Other comprehensive income (loss)	22,588	(4)	29,678	(8,877)	43,385

Less: other comprehensive (income) loss attributable to noncontrolling interests	(6)	—	(370)	—	(376)

Balance as of March 31, 2015	¥67,620	¥(101)	¥16,871	¥(31,791)	¥52,599

	Millions of yen
	2016
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Total
Balance as of March 31, 2015	¥67,620	¥(101)	¥16,871	¥(31,791)	¥52,599

Other comprehensive income (loss) before reclassifications	(4,715)	(148)	(10,324)	(21,634)	(36,821)
Amounts reclassified from accumulated other comprehensive income (loss)	(1,278)	31	(263)	626	(884)

Other comprehensive income (loss)	(5,993)	(117)	(10,587)	(21,008)	(37,705)

Less: other comprehensive (income) loss attributable to noncontrolling interests	(3)	—	(3)	—	(6)

Balance as of March 31, 2016	¥61,624	¥(218)	¥6,281	¥(52,799)	¥14,888

	Millions of yen
	2017
	Unrealized holding gains (losses) on available-for-sale securities	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Pension liability adjustment	Total
Balance as of March 31, 2016	¥61,624	¥(218)	¥6,281	¥(52,799)	¥14,888

Other comprehensive income (loss) before reclassifications	12,821	37	(13,557)	8,313	7,614
Amounts reclassified from accumulated other comprehensive income (loss)	(1,082)	48	582	2,396	1,944

Other comprehensive income (loss)	11,739	85	(12,975)	10,709	9,558

Less: other comprehensive (income) loss attributable to noncontrolling interests	(0)	—	185	—	185

Balance as of March 31, 2017	¥73,363	¥(133)	¥(6,509)	¥(42,090)	¥24,631

Reclassifications from Accumulated Other Comprehensive Income (Loss) to Net Income

Amounts reclassified out of accumulated other comprehensive income (loss) to net income and affected line items in the consolidated statement of income for the fiscal years ended March 31, 2016 and 2017 were as follows:

	Millions of yen
	Amounts reclassified out of accumulated other comprehensive income (loss) (*1)
	2016	2017	Affected line items in the consolidated statements of income
Unrealized holding gains (losses) on available-for-sale securities	¥1,796	¥1,553	“Other, net” of “Other income (expense)”
	249	53	“Equity in net income (losses) of affiliates”

	2,045	1,606	Pre-tax amount
	(767)	(524)	Tax benefit (expense)

	1,278	1,082	Net-of-tax amount

Unrealized gains (losses) on cash flow hedges	(46)	(70)	“Equity in net income (losses) of affiliates”

	(46)	(70)	Pre-tax amount
	15	22	Tax benefit (expense)

	(31)	(48)	Net-of-tax amount

Foreign currency translation adjustment	263	—	“Other, net” of “Other income (expense)”
	—	(880)	“Equity in net income (losses) of affiliates”

	263	(880)	Pre-tax amount
	—	298	Tax benefit (expense)

	263	(582)	Net-of-tax amount

Pension liability adjustment	(931)	(3,492)	(*2)

	(931)	(3,492)	Pre-tax amount
	305	1,096	Tax benefit (expense)

	(626)	(2,396)	Net-of-tax amount

Total reclassified amounts	¥884	¥(1,944)	Net-of-tax amount

(*1)	Amounts in parentheses indicate decreased effects on net income.
(*2)	Amounts reclassified out of pension liability adjustment are included in the computation of net periodic pension cost.

Tax Effects Allocated to Components of Other Comprehensive Income (Loss) Attributable to Noncontrolling Interests

Tax effects allocated to each component of other comprehensive income (loss), including amounts attributable to noncontrolling interests, for the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	Millions of yen
	2015
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥34,890	¥(12,422)	¥22,468
Less: Reclassification of realized gains and losses included in net income	187	(67)	120
Unrealized gains (losses) on cash flow hedges	(31)	11	(20)
Less: Reclassification of realized gains and losses included in net income	25	(9)	16
Foreign currency translation adjustment	37,371	(7,693)	29,678
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(14,258)	5,099	(9,159)
Less: Amortization of prior service cost	(1,392)	498	(894)
Less: Amortization of actuarial gains and losses	1,719	(615)	1,104
Less: Amortization of transition obligation	112	(40)	72

Total other comprehensive income (loss)	¥58,623	¥(15,238)	¥43,385

Unrealized holding gains on available-for-sale securities and foreign currency translation gains, net of tax, attributable to noncontrolling interests were ¥6 million and ¥370 million, respectively, for the fiscal year ended March 31, 2015.

	Millions of yen
	2016
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥(7,479)	¥2,764	¥(4,715)
Less: Reclassification of realized gains and losses included in net income	(2,045)	767	(1,278)
Unrealized gains (losses) on cash flow hedges	(220)	72	(148)
Less: Reclassification of realized gains and losses included in net income	46	(15)	31
Foreign currency translation adjustment	(12,991)	2,667	(10,324)
Less: Reclassification of realized gains and losses included in net income	(263)	—	(263)
Pension liability adjustment
Actuarial gains (losses) arising during period, net	(32,201)	10,567	(21,634)
Less: Amortization of prior service cost	(1,226)	402	(824)
Less: Amortization of actuarial gains and losses	2,108	(691)	1,417
Less: Amortization of transition obligation	49	(16)	33

Total other comprehensive income (loss)	¥(54,222)	¥16,517	¥(37,705)

Unrealized holding gains on available-for-sale securities and foreign currency translation gains, net of tax, attributable to noncontrolling interests were ¥3 million and ¥3 million, respectively, for the fiscal year ended March 31, 2016.

	Millions of yen
	2017
	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
Unrealized holding gains (losses) on available-for-sale securities	¥18,516	¥(5,695)	¥12,821
Less: Reclassification of realized gains and losses included in net income	(1,606)	524	(1,082)
Unrealized gains (losses) on cash flow hedges	54	(17)	37
Less: Reclassification of realized gains and losses included in net income	70	(22)	48
Foreign currency translation adjustment	(16,337)	2,780	(13,557)
Less: Reclassification of realized gains and losses included in net income	880	(298)	582
Pension liability adjustment
Actuarial gains (losses) arising during period, net	12,150	(3,837)	8,313
Less: Amortization of prior service cost	(1,082)	340	(742)
Less: Amortization of actuarial gains and losses	4,526	(1,421)	3,105
Less: Amortization of transition obligation	48	(15)	33

Total other comprehensive income (loss)	¥17,219	¥(7,661)	¥9,558